Intangible Assets, Net - Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Wells unassigned to a reserve:
Balance at the beginning of period		$ 13,720,540
Transfers against fixed assets		5,986,055	$ 6,726,769
Balance at the end of period	$ 773,912	14,584,524	13,720,540
Wells unassigned to reserve [member]
Wells unassigned to a reserve:
Balance at the beginning of period		9,779,239	9,088,563
Additions to construction in progress		17,028,974	20,352,351
Transfers against expenses		(7,990,877)	(12,934,906)
Transfers against fixed assets		(5,986,055)	(6,726,769)
Balance at the end of period		$ 12,831,281	$ 9,779,239